EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Equity
Schedule of issued capital

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Preferred shares authorized: June 30, 2025: 10,000,000, (December 31, 2024: 10,000,000) preferred shares, no par value

Preferred shares issued and fully issued paid: June 30, 2025: Nil, (December 31, 2024: Nil) preferred shares, no par value	—	—	—

Common shares authorized: June 30, 2025: 200,000,000, (December 31, 2024: 200,000,000) common shares, no par value

Common shares issued and fully paid:
June 30, 2025: 1,256,388 *, (December 31, 2024: 9,865,767) common shares, no par value	450,782	450,782	62,849

Schedule of issued capital shares combination

	Number of shares	Share capital
		CNY	US$

As of January 1, 2024	8,377,897	450,782	62,849

Issue of shares	1,487,870	—	—

As of December 31, 2024 and January 1, 2025	9,865,767	450,782	62,849

Effect of Eight-to-One Share Combination *	(8,609,379)	—	—

As of June 30, 2025	1,256,388	450,782	62,849